COMMITMENTS AND CONTINGENCIE (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
		Oct. 24, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Common stock, par value					$ 0.0001	$ 0.0001
Common Stock [Member]
Common stock issued to initial stockholders, shares	[1]					2,874,999
Naturalshrimp Incorporated [Member]
Common stock, par value					0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, par value							0.0001
Naturalshrimp Incorporated [Member] | Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.0001			$ 0.0001		$ 0.0001
Naturalshrimp Incorporated [Member] | Series F Convertible Preferred Stock [Member]
Convertible preferred stock, par value		0.0001
Naturalshrimp Incorporated [Member] | Series E Convertible Preferred Stock [Member]
Convertible preferred stock, par value		$ 0.0001
Naturalshrimp Incorporated [Member] | Merger Agreement [Member]
Business consideration description		(i) 5,000,000 Yotta Shares if the Surviving Corporation has at least $15,000,000 in revenue during the fiscal year ended March 31, 2024 and (ii) 5,000,000 Yotta Shares if the Surviving Corporation has at least $30,000,000 in revenue during the fiscal year ended March 31, 2025 (collectively, the “Contingent Merger Consideration Shares”)
Naturalshrimp Incorporated [Member] | Common Stock [Member]
Common stock issued to initial stockholders, shares			250,000	250,000
Naturalshrimp Incorporated [Member] | Common Stock [Member] | Merger Agreement [Member]
Common stock issued to initial stockholders, shares		17,500,000
Common stock, par value		$ 0.0001
April 1, 2015 [Member] | Naturalshrimp Incorporated [Member]
Salary and wage, excluding cost of good and service sold					$ 96,000		$ 96,000
Employment agreement description					The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary		The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.
April 1, 2015 [Member] | Naturalshrimp Incorporated [Member] | Mr Easterling [Member]
Salary and wage, excluding cost of good and service sold					$ 180,000

[1]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 7).